Equity	12 Months Ended
Dec. 31, 2012
Equity
Equity

Note 14. Equity

Distributions

Distributions paid to stockholders consist of ordinary income, capital gains, return of capital or a combination thereof for income tax purposes. The following table presents distributions per share, declared and paid in October 2012, reported for federal tax purposes and serves as a designation of capital gain distributions, if applicable, pursuant to Internal Revenue Code Section 857(b)(3)(C) and Treasury Regulation § 1.857-6(e):

Distributions Paid on
October 16, 2012
Ordinary income	$0.6228
Return of capital	0.0272
Total distributions	$0.6500

We declared a quarterly distribution of $0.6600 per share in December 2012, which was paid in January 2013 to stockholders of record at December 31, 2012; and a quarterly distribution of $0.5630 per share in December 2011, which was paid in January 2012 to stockholders of record at December 31, 2011.

Redeemable Noncontrolling Interest

On June 30, 2003, WPCI granted an incentive award to two officers of WPCI consisting of 1,500,000 restricted units, representing an approximate 13% interest in WPCI, and 1,500,000 options for WPCI units with a combined fair value of $2.5 million at that date. Both the options and restricted units vested ratably over five years, with full vesting occurring December 31, 2007. During 2008, the officers exercised all of their 1,500,000 options to purchase 1,500,000 units of WPCI at $1.00 per unit. Upon the exercise of the WPCI options, the officers had a total interest of approximately 23% in WPCI. The terms of the vested restricted units and units received in connection with the exercise of options of WPCI by noncontrolling interest holders provided that the units could be redeemed, commencing December 31, 2012 and thereafter, solely in exchange for our shares and that any redemption would be subject to a third-party valuation of WPCI.

In December 2009, one of those officers resigned from W. P. Carey, WPCI and all affiliated entities pursuant to a mutually agreed separation. In October 2012, the remaining officer's employment with W. P. Carey, WPCI and all affiliated entities was terminated. At December 31, 2012, this former employee has a total interest of approximately 7.7% in each of WPCI and the related entities. We account for the noncontrolling interest in WPCI held by this former employee as a redeemable noncontrolling interest, as we have an obligation to repurchase the interest from that individual, at his election and subject to certain conditions. The individual's interest is reflected at estimated redemption value for all periods presented.

The following table presents a reconciliation of redeemable noncontrolling interest (in thousands):

	Years Ended December 31,
	2012	2011	2010
Beginning balance	$7,700	$7,546	$7,692
Redemption value adjustment	840	(455)	(471)
Net income	40	1,923	1,293
Distributions	(1,055)	(1,309)	(956)
Change in other comprehensive (loss) income	6	(5)	(12)
Ending balance	$7,531	$7,700	$7,546

Transfers to Noncontrolling Interest

The following table presents a reconciliation of the effect of transfers in noncontrolling interest (in thousands):

	Years Ended December 31,
	2012	2011	2010
Net income attributable to W. P. Carey	$62,132	$139,079	$73,972
Transfers to noncontrolling interest
Decrease in W. P. Carey’s additional paid-in capital for purchase of 50 Rock	(154)	-	-
Decrease in W. P. Carey’s additional paid-in capital for purchase of CheckFree Holdings, Inc.	-	(5,879)	-
Net transfers to noncontrolling interest	(154)	(5,879)	-
Change from net income attributable to W. P. Carey and transfers to noncontrolling interest	$61,978	$133,200	$73,972

Accumulated Other Comprehensive Loss

The following table presents the components of accumulated other comprehensive loss reflected in equity, net of tax. Amounts include our proportionate share of other comprehensive income or loss from our unconsolidated investments (in thousands):

	December 31,
	2012	2011
Unrealized gain on marketable securities	$31	$37
Unrealized loss on derivative instruments	(6,029)	(5,246)
Foreign currency translation adjustment	1,349	(3,298)
Accumulated other comprehensive loss	$(4,649)	$(8,507)

Earnings Per Share

To determine earnings per share, all unvested share-based payment awards that contain non-forfeitable rights to distributions are considered to be participating securities and therefore are included in the computation of earnings per share under the two-class method. The two-class method is an earnings allocation formula that determines earnings per share for each class of common shares and participating security according to dividends declared (or accumulated) and participation rights in undistributed earnings. Our unvested RSUs contain rights to receive non-forfeitable distribution equivalents, and therefore we apply the two-class method of computing earnings per share. The calculation of earnings per share below excludes the income attributable to the unvested RSUs from the numerator. The following table summarizes basic and diluted earnings per share for the periods indicated (in thousands, except share amounts):

	Years Ended December 31,
	2012	2011	2010
Net income attributable to W. P. Carey	$62,132	$139,079	$73,972
Allocation of earnings to participating unvested RSUs	(535)	(2,130)	(440)
Net income – basic	61,597	136,949	73,532
Income effect of dilutive securities, net of taxes	23	1,076	724
Net income – diluted	$61,620	$138,025	$74,256

Weighted average shares outstanding – basic	47,389,460	39,819,475	39,514,746
Effect of dilutive securities	689,014	278,620	493,148
Weighted average shares outstanding – diluted	48,078,474	40,098,095	40,007,894

Securities included in our diluted earnings per share determination consist of stock options and restricted stock awards. Securities totaling 207,258 shares and 247,750 shares for the years ended December 31, 2011 and 2010, respectively, were excluded from the earnings per share computations above as their effect would have been anti-dilutive. For information on long-term incentive plan awards issued to key employees subsequent to December 31, 2012 that could have a dilutive impact on our earnings per share calculation, please see Note 20.

Sale of Common Shares

On October 19, 2012, we entered into an agreement to sell 937,500 shares of our common stock to an institutional investor, which were issued pursuant to our existing shelf registration statement. The shares were issued in a privately negotiated transaction at a purchase price of $48.00 per share. The proceeds to us from the sale of these shares were $45.0 million. We delivered the shares to the institutional investor on October 19, 2012.